CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	May 03, 2021	May 02, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000				5,000,000
Preferred stock, shares issued (in shares)	0	0	0			0
Preferred stock, shares outstanding (in shares)	0	0	0			0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Common stock, shares authorized (in shares)	400,000,000	400,000,000		400,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	202,757,012	199,463,645				140,449,647
Common stock, shares outstanding (in shares)	202,757,012	199,463,645				140,449,647